Note 24 - Employee Benefits - Defined Benefit Plans Recognized in the Income Statement (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current service costs	R$ (58.0)	R$ (51.4)	R$ (41.6)
Administrative costs	(5.8)	(5.2)	(4.1)
(Gains) losses on settlement and curtailment	1.2	42.6	3.3
Income from operations	(62.6)	(14.0)	(42.4)
Financial costs	(115.6)	(117.2)	(105.3)
Total employee benefit expenses	R$ (178.2)	R$ (131.2)	R$ (147.7)